Commitments And Contingencies - Additional Information (Detail) - USD ($)					3 Months Ended	9 Months Ended
	Sep. 06, 2023	Aug. 28, 2023	Jul. 14, 2023	Jul. 06, 2023	Sep. 30, 2023	Sep. 30, 2023	Jul. 05, 2023	Jul. 04, 2023	Jun. 12, 2023	Apr. 12, 2023	Mar. 31, 2023	Jan. 31, 2023	Jan. 24, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 17, 2021	Mar. 02, 2021
Other Commitments [Line Items]
Deferred underwriting commission payable current					$ 8,050,000	$ 8,050,000								$ 8,050,000
Deferred underwriting commission payable per share					$ 0.35	$ 0.35								$ 0.35
Deferred legal fee					$ 2,440,000	$ 2,440,000								$ 160,000	$ 0
Banking regulation, mortgage banking, net worth, minimum			$ 5,000,001											5,000,001
Number of stock bought back by the entity at the redemption price			15,105,199
Marketable securities held in trust account			$ 84,200,000		$ 85,132,545	$ 85,132,545								$ 239,149,736	$ 0
Stock redemption price per share			$ 10.66
Preferred stock par or stated value per share					$ 0.0001	$ 0.0001								$ 0.0001	$ 0.0001
Sponsor Shares [Member]
Other Commitments [Line Items]
Percentage of shares will be unvested and subject to forfeiture					30.00%	30.00%
Amount Of Cash Available Equal To Twenty Five Million Or More [Member] | Sponsor Shares [Member]
Other Commitments [Line Items]
Closing available cash					$ 25,000,000	$ 25,000,000
Amount Of Cash Available Equal To Ten Million Or Less [Member] | Sponsor Shares [Member]
Other Commitments [Line Items]
Closing available cash					10,000,000	10,000,000
Amount Of Cash Available More Than Ten Million But Less Than Twenty Five Million [Member] | Sponsor Shares [Member] | Minimum [Member]
Other Commitments [Line Items]
Closing available cash					10,000,000	10,000,000
Amount Of Cash Available More Than Ten Million But Less Than Twenty Five Million [Member] | Sponsor Shares [Member] | Maximum [Member]
Other Commitments [Line Items]
Closing available cash					$ 25,000,000	$ 25,000,000
Sponsor [Member] | Sponsor Shares [Member]
Other Commitments [Line Items]
Number of trading days for determining the share price						20 days
Number of consecutive trading days for determining the share price						30 days
Share Price Equal Or Exceeds Twelve Rupees Per Dollar [Member] | Sponsor [Member] | Sponsor Shares [Member]
Other Commitments [Line Items]
Share price					$ 12	$ 12
Common Class B [Member]
Other Commitments [Line Items]
Common stock shares outstanding					5,750,000	5,750,000								5,750,000	5,750,000
Common stock par or stated value per share					$ 0.0001	$ 0.0001								$ 0.0001	$ 0.0001
Common Class B [Member] | Sponsor [Member]
Other Commitments [Line Items]
Common stock shares outstanding																5,620,000	7,057,500
Closing of the Initial Business Combination [Member] | Capital Markets Advisor Fee [Member]
Other Commitments [Line Items]
Other commitment								$ 500,000
Post Business Combination Event [Member] | Capital Markets Advisor Fee [Member]
Other Commitments [Line Items]
Other commitment								1,000,000
Post Initial Business Combination [Member] | Capital Markets Advisor Fee [Member]
Other Commitments [Line Items]
Other commitment								$ 1,000,000
Dentons [Member]
Other Commitments [Line Items]
Legal fees		$ 27,763
Kroll Associates, Inc [Member] | Due Diligence Services [Member]
Other Commitments [Line Items]
Other commitment							$ 10,000
KPMG LLP [Member]
Other Commitments [Line Items]
Business acquisition cost										$ 459,870	$ 450,554	$ 275,000
Accrued professional fees										$ 919,740
Payment for professional fees					$ 0	$ 725,554
Duff And Phelps [Member]
Other Commitments [Line Items]
Estimated Fees Payable					400,000	400,000							$ 150,000
Non refundable retainer fee												$ 50,000
Litigation settlement, expense						624,918
Payment of litigation expenses					224,918	224,918
Duff And Phelps [Member] | Accrued Liabilities [Member]
Other Commitments [Line Items]
Accrued professional fees					400,000	400,000
Cassels Brock And Blackwell LLP [Member]
Other Commitments [Line Items]
Accrued professional fees					177,500	177,500
Macfarlanes LLP [Member]
Other Commitments [Line Items]
Agreegate professional fees paid					472,526	472,526
MacKenzie Partners, Inc [Member]
Other Commitments [Line Items]
Professional fees commitment									$ 15,000
Litigation settlement, expense						26,803
Bass, Berry Sims PLC [Member]
Other Commitments [Line Items]
Agreegate professional fees paid					22,754	22,754
Zapata Computing, Inc [Member]
Other Commitments [Line Items]
Common stock par or stated value per share	$ 0.0001
Preferred stock par or stated value per share	$ 0.0001
Purchase price of expected business acquisition	$ 200,000,000
Business acquisition, share price	$ 10
Consulting Services Agreement [Member]
Other Commitments [Line Items]
Success fee payable upon the consummation of business combination					$ 250,000	$ 250,000								$ 250,000
Non Redemption Agreements [Member] | Common Class B [Member]
Other Commitments [Line Items]
Shares transferred by sponsor				875,000
Non Redemption Agreements [Member] | Unaffiliated Third Parties [Member]
Other Commitments [Line Items]
Common stock shares outstanding				3,500,000
Business Combination Agreement [Member] | SPAC Common Stock [Member] | Sponsor [Member]
Other Commitments [Line Items]
Number of trading days for determining the share price						20 days
Number of consecutive trading days for determining the share price						30 days
Number of waiting days after which the share trading days are considered						150 days
Business Combination Agreement [Member] | SPAC Common Stock [Member] | Share Price Equal Or Exceeds Twelve Rupees Per Dollar [Member] | Sponsor [Member]
Other Commitments [Line Items]
Share price					$ 12	$ 12